File Nos. 811-5270
                                                                       33-16338
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [   ]

      Pre-Effective Amendment No.                                       [   ]

      Post-Effective Amendment No. 55                                   [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [   ]

      Amendment No. 55                                                  [ X ]

                        (Check appropriate box or boxes.)

                         THE DREYFUS/LAUREL FUNDS, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

                                John E. Pelletier
                                    Secretary
                         The Dreyfus/Laurel Funds, Inc.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective (check appropriate box)

      ____  immediately upon filing pursuant to paragraph (b)

      __X_  on December 4, 1997 pursuant to paragraph (b)

      ____  60 days after filing pursuant to paragraph (a)(i)

      ____  on     (date)      pursuant to paragraph (a)(i)

      ____  75 days after filing pursuant to paragraph (a)(ii)

      ____  on     (date)      pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:

      __X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   DREYFUS PREMIER LARGE COMPANY GROWTH FUND
                  CROSS-REFERENCE SHEET PURSUANT TO RULE 495(A)

The  following  post-effective   amendment  to  the  Registrant's   Registration
Statement on Form N-1A does not affect the Registration Statements of the following Series of the Registrant:

          DREYFUS BOND MARKET INDEX FUND
          DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
          DREYFUS MONEY  MARKET RESERVES
          DREYFUS MUNICIPAL RESERVES
          DREYFUS U.S. TREASURY RESERVES
          DREYFUS DISCIPLINED STOCK FUND
          DREYFUS DISCIPLINED MIDCAP STOCK FUND
          DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
          DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
          DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
          DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
          DREYFUS  INSTITUTIONAL S&P 500 STOCK INDEX FUND
          DREYFUS PREMIER LIMITED TERM INCOME FUND
          DREYFUS DISCIPLINED EQUITY INCOME FUND
          DREYFUS PREMIER BALANCED FUND
          DREYFUS PREMIER SMALL COMPANY STOCK FUND
          DREYFUS PREMIER TAX ADVANTAGED GROWTH FUND


Items in

Part A of                                        Prospectus
Form N-1A    Caption                             Caption
--------     -------                             ----------

   1         Cover Page                          Cover Page

   2         Synopsis                            Expense Summary

   3         Condensed Financial                 Financial Highlights
             Information

   4         General Description of              Investment Objective
             Registrant                          Management Policies; Investment
                                                 Techniques; Certain Portfolio
                                                 Securities; General Information

   5         Management of the Fund              Management of the Fund; General
                                                 Information

   5A        Management's Discussion             Management's Discussion
             of Fund's Performance               of Fund's Performance

   6         Capital Stock and                   Alternative Purchase
             Other Securities                    Methods; How to Buy Shares;
                                                 How to Redeem Shares;
                                                 Dividends Other Distributions
                                                 and Taxes; General Information

   7         Purchase of Securities              Expense Summary; Alternative
             Being Offered                       Purchase Methods; How to Buy
                                                 Shares; Shareholder Services;
                                                 Distribution Plans; How to
                                                 Redeem Shares

   8         Redemption or                       How to Redeem Shares
             Repurchase

                    DREYFUS PREMIER LARGE COMPANY GROWTH FUND
             CROSS-REFERENCE SHEET PURSUANT TO RULE 495(A) (CONTINUED)

Items in
Part B of                                        Statement of Additional
Form N-1a    Caption                             Information Caption
---------    -------                             -------------------

     9       Pending Legal                       Not Applicable
             Proceedings

    10       Cover Page                          Cover

    11       Table of Contents                   Table of Contents

    12       General Information                 Management of the Fund
             and History

    13       Investment Objectives               Investment Objective
             and Policies                        and Management Policies

    14       Management of the Fund              Management of the Fund;
                                                 Management Agreement

    15       Control Persons and                 Management of the Fund
             Principal Holders of
             Securities

    16       Investment Advisory                 Management of the Fund;
             and Other Services                  Management Agreement;
                                                 Shareholder Services

    17       Investment Allocation               Investment Objectives and
             and Other Services                  Management Policies; Portfolio
                                                 Transactions

   18        Capital Stock and                   Description of the Fund; See
             Other Securities                    Prospectus -- "Cover Page" and
                                                 "How to Redeem Fund Shares"

   19        Purchase, Redemption                Purchase of Shares;
             and Pricing of                      Distribution and Service Plans;
             Securities Being Offered            Redemption of Shares;
                                                 Determination of Net Asset
                                                 Value

   20        Tax Status                          Dividends, Other Distributions
                                                 and Taxes

   21        Underwriters                        Purchase of Shares;
                                                 Distribution and Service Plans

   22        Calculation of                      Performance Information
             Performance Data

   23        Financial Statements                Financial Statements

   24        Financial Statements and Exhibits               C-1

   25        Persons Controlled by or Under                  C-3
             Common Control with Registrant

   26        Number of Holders of Securities                 C-3

                   DREYFUS PREMIER LARGE COMPANY GROWTH FUND
             CROSS-REFERENCE SHEET PURSUANT TO RULE 495(A) (CONTINUED)

Items in
Part B of                                        Statement of Additional
Form N-1a    Caption                             Information Caption
---------    -------                             -------------------


   27        Indemnification                                 C-3


   28        Business and Other Connections of               C-4
             Investment Adviser

   29        Principal Underwriters                          C-4


   30        Location of Accounts and Records                C-10

   31        Management Services                             C-10

   32        Undertakings                                    C-10


PART A
------

Registrant incorporates herein by reference in its entirety the information about Dreyfus Premier Large Company Growth Fund contained in Part A of Post-Effective Amendment No. 53 to the Registration Statement of The Dreyfus/Laurel Funds, Inc. (the "Company"), which was filed electronically with the Securities and Exchange Commission on August 20, 1997 pursuant to Rule 485(a) under the Securities Act of 1933, as amended (Accession No. 0000898432-97-000383)("Post-Effective Amendment No. 53").

PART B
------

Registrant incorporates herein by reference in its entirety the information about Dreyfus Premier Large Company Growth Fund contained in Part B of Post-Effective Amendment No. 53.

                         THE DREYFUS/LAUREL FUNDS, INC.
                       (formerly, The Laurel Funds, Inc.)

                                     PART C
                                OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

      (a)   FINANCIAL STATEMENTS:
            --------------------

            To be filed by amendment.

      (b)   EXHIBITS:
            --------

      1(a) Articles of Incorporation dated July 31, 1987. Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 41") filed on December 29, 1995.

      1(b) Articles Supplementary dated October 15, 1993 increasing authorized capital stock. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 39") filed on September 22, 1995.

      1(c) Articles of Amendment dated March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 41.

      1(d) Articles Supplementary dated March 31, 1994 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

      1(e) Articles Supplementary dated May 24, 1994 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

      1(f) Articles of Amendment dated October 17, 1994. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 31") filed on December 13, 1994.

      1(g) Articles Supplementary dated December 19, 1994 designating classes. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 32") filed on December 19, 1994.

      1(h) Articles of Amendment dated June 9, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

      1(i) Articles of Amendment dated August 30, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

      1(j) Articles Supplementary dated August 31, 1995 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

      1(k) Articles of Amendment dated October 31, 1995 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

      1(l) Articles of Amendment dated November 22, 1995 designating and reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

      1(m) Articles of Amendment dated July 15, 1996. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 53") filed on August 20, 1997.

      1(n) Articles of Amendment dated February 27, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

      1(o) Articles of Amendment dated August 13, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

      2           Bylaws.  Incorporated by reference to Post-Effective
                  Amendment No. 53.

      3           Not Applicable.

      4 Specimen security. Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A.

      5(a) Form of Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 41.

      5(b) Amended Exhibit A to Investment Management Agreement between Mellon Bank, N.A. and the Registrant. To be filed by amendment.

      5(c) Assignment and Assumption Agreement among Mellon Bank, N.A., The Dreyfus Corporation and the Registrant (relating to Investment Management Agreement). Incorporated by reference to Post-Effective Amendment No. 31.

      5(d) Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez Sarofim & Co. To be filed by amendment.

      6(a) Distribution Agreement between Premier Mutual Fund Services, Inc. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 31.

      6(b) Amended Exhibit A to Distribution Agreement between Premier Mutual Fund Services, Inc. and the Registrant. To be filed by amendment.

      7            Not Applicable.

      8(a) Form of Custody Agreement between the Registrant and Mellon Bank, N.A. Incorporated by reference to Post-Effective Amendment No. 41.

      8(b) Sub-Custodian Agreement between Mellon Bank, N.A. and Boston Safe Deposit and Trust Company. To be filed by amendment.

      10 Opinion of counsel is incorporated by reference to the Registrant's Registration Statement on Form N-1A -- Registration No. 33-16338 ("Registration Statement") filed on August 6, 1987 and to Post-Effective Amendment No. 32. Opinion and consent of counsel to be filed by amendment.

      11           Not applicable.

      12           Not applicable.

      13 Letter of Investment Intent. Incorporated by reference to the Registration Statement.

      14           Not Applicable.

      15(a) Restated Distribution Plan (relating to Investor Shares and Class A Shares). Incorporated by reference to Post-Effective Amendment No. 31.

      15(b) Amended Exhibit A to Restated Distribution Plan (relating to Investor Shares and Class A Shares). To be filed by amendment.

      15(c) Distribution Plan (relating to Class B Shares and Class C Shares). To be filed by amendment.

      15(d) Amended Service Plan (relating to Class B Shares, Class C Shares and Class T Shares). To be filed by amendment.

      15(e) Distribution Plan (relating to Class T shares). To be filed amendment.

      16 Schedule for computation of performance calculation is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on March 1, 1994.

      17           To be filed by amendment.

      18(a) Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A filed on November 1, 1996.

      18(b) Amended Exhibit I to Rule 18f-3 Plan. To be filed by amendment.

      18(c) Amended Schedule A to Rule 18f-3 Plan. To be filed by amendment.

      18(d) Rule 18f-3 Plan (relating to Dreyfus Premier Tax Advantaged Growth Fund). To be filed by amendment.

      25(a) Power of Attorney of Marie E. Connolly dated September 25, 1997. Filed herewith.

      25(b)        Powers of Attorney of the Directors dated October 24, 1996.
                   Incorporated by reference to Post-effective Amendment No. 53.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

      Not Applicable.

Item 26.    NUMBER OF HOLDERS OF SECURITIES
            -------------------------------

      Set forth below are the number of recordholders of securities of Dreyfus Premier Large Company Growth Fund as of October 30, 1997:

                                     Class T     Class A     Class B  Class C
Title Of Class                       Shares      Shares      Shares   Shares
--------------                       ------      ------      ------   ------

Dreyfus Premier Large Company            1          1          1        1
 Growth Fund

Item 27.    INDEMNIFICATION
            ---------------

(a) Subject to the exceptions and limitations contained in Section (b) below:

            (i) every person who is, or has been a Director or officer of the Registrant (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)     No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Funds; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                  (A)   by the court or other body approving the settlement;

                  (B) by at least a majority of those  Directors who are neither interested persons of the Registrant nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                  (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Directors, or by independent counsel.

(c) The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability. The Registrant may not acquire or obtain a contract for insurance that protects or purports to protect any Covered Person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) above may be paid by the appropriate Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Series if it is ultimately determined that he is not entitled to indemnification hereunder; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments or
(iii) either a majority of the Directors who are neither interested persons of the funds nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification hereunder.

Item 28.  BUSINESS AND OTHER CONNECTION OF INVESTMENT ADVISER
          ---------------------------------------------------

      Investment Adviser -- The Dreyfus Corporation

      The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

            OFFICERS AND DIRECTORS OF INVESTMENT ADVISER
            --------------------------------------------

Name and Position
With Dreyfus                  Other Businesses
------------                  ----------------

MANDELL L. BERMAN             Real estate consultant and private investor
Director                            29100 Northwestern Highway, Suite 370
                                    Southfield, Michigan 48034;
                              Past Chairman of the Board of Trustees:
                                    Skillman Foundation;
                              Member of The Board of Vintners Intl.

BURTON C. BORGELT             Chairman Emeritus of the Board and
Director                      Past Chairman, Chief Executive Officer and
                              Director:
                                    Dentsply International, Inc.
                                    570 West College Avenue
                                    York, Pennsylvania 17405
                              Director:
                                    DeVlieg-Bullard, Inc.
                                    1 Gorham Island
                                    Westport, Connecticut 06880
                                    Mellon Bank Corporation***;
                                    Mellon Bank, N.A.***

FRANK V. CAHOUET              Chairman of the Board, President and
Director                      Chief Executive Officer:
                                    Mellon Bank Corporation***;
                                    Mellon Bank, N.A.***
                              Director:
                                    Avery Dennison Corporation
                                    150 North Orange Grove Boulevard
                                    Pasadena, California 91103;
                                    Saint-Gobain Corporation
                                    750 East Swedesford Road
                                    Valley Forge, Pennsylvania 19482;
                                    Teledyne, Inc.
                                    1901 Avenue of the Stars
                                    Los Angeles, California 90067

W. KEITH SMITH                Chairman and Chief Executive Officer:
Chairman of the Board               The Boston Company****;
                              Vice Chairman of the Board:
                                    Mellon Bank Corporation***;
                                    Mellon Bank, N.A.***;
                              Director:
                                    Dentsply International, Inc.
                                    570 West College Avenue
                                    York, Pennsylvania 17405

CHRISTOPHER M. CONDRON        Vice Chairman:
President, Chief                    Mellon Bank Corporation***;
Executive Officer,                  The Boston Company****;
Chief Operating               Deputy Director:
Officer and a                       Mellon Trust***;
Director                      Chief Executive Officer:
                                    The Boston Company Asset Management,
                                    Inc.****;
                                   President:
                                    Boston Safe Deposit and Trust Company****

STEPHEN E. CANTER             Director:
Vice Chairman and                   The Dreyfus Trust Company++;
Chief Investment Officer,     Formerly, Chairman and Chief Executive Officer:
and a Director                      Kleinwort Benson Investment Management
                                    Americas Inc.*

LAWRENCE S. KASH              Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                      The Boston Company Advisors, Inc.
                                    53 State Street
                                    Exchange Place
                                    Boston, Massachusetts 02109
                              Executive Vice President and Director:
                                    Dreyfus Service Organization, Inc.**;
                              Director:
                                    Dreyfus America Fund
                                    The Dreyfus Consumer Credit Corporation*;
                                    The Dreyfus Trust Company++;
                                    Dreyfus Service Corporation*;
                                    World Balanced Fund****;
                              President:
                                    The Boston Company****;
                                    Laurel Capital Advisors***;
                                    Boston Group Holdings, Inc.;
                              Executive Vice President:
                                    Mellon Bank, N.A.***;
                                    Boston Safe Deposit and Trust
                                    Company****;

WILLIAM T. SANDALLS, JR.      Director:
Senior Vice President and           Dreyfus Partnership Management, Inc.*;
Chief Financial Officer             Seven Six Seven Agency, Inc.*;
                             President and Director:
                             Lion Management, Inc.*;
                              Executive Vice President and Director:
                                    Dreyfus Service Organization, Inc.*;
                              Vice President, Chief Financial Officer and
                              Director:
                                    Dreyfus America Fund;
                                    World Balanced Fund****;
                              Vice President and Director:
                                    The Dreyfus Consumer Credit Corporation*;
                                    The Truepenny Corporation*;
                              Treasurer, Financial Officer and Director:
                                    The Dreyfus Trust Company++;
                             Treasurer and Director:
                           Dreyfus Management, Inc.*;
                          Dreyfus Service Corporation*;
                              Formerly, President and Director:
                                    Sandalls & Co., Inc.

MARK N. JACOBS                Secretary:
Vice President,                     The Dreyfus Consumer Credit Corporation*;
General Counsel                     Dreyfus Management, Inc.*;
and Secretary                 Assistant Secretary:
                                    Dreyfus Service Organization, Inc.**;
                                    Major Trading Corporation*;
                                    The Truepenny Corporation*;

PATRICE M. KOZLOWSKI          None
Vice President-
Corporate Communications

MARY BETH LEIBIG              None
Vice President-
Human Resources

JEFFREY N. NACHMAN            President and Director:
Vice President-Mutual Fund          Dreyfus Transfer, Inc.
Accounting                          One American Express Plaza
                                    Providence, Rhode Island 02903

ANDREW S. WASSER              Vice President:
Vice President-Information          Mellon Bank Corporation***
Services

WILLIAM V. HEALEY             President:
Assistant Secretary                 The Truepenny Corporation*;
                              Vice President and Director:
                                    The Dreyfus Consumer Credit Corporation*;
                             Secretary and Director:
                      Dreyfus Partnership Management Inc.*;
                              Director:
                                    The Dreyfus Trust Company**;
                              Assistant Secretary:
                                    Dreyfus Service Corporation*;
                                    Dreyfus Investment Advisors, Inc.;
                                    53 State Street
                                    Exchange Place
                                    Boston, MA  02109
                                 Assistant Clerk
                                    Dreyfus Insurance Agency of
                                    Massachusetts, Inc.
                                    111 State Street
                                    Boston, Massachusetts 02109.





--------------------------------------

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
*** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
**** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++        The address of the business so indicated is 69, Route `d`Esch, L-
          1470 Luxembourg.
++++ The address of the business so indicated is 69, Route `d` Esch, L-2953 Luxembourg.

Item 29.    PRINCIPAL UNDERWRITERS
            ----------------------

      (a)  Other   investment   companies  for  which   Registrant's   principal
underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

                  1)     Comstock Partners Funds, Inc.
                  2)     Dreyfus A Bonds Plus, Inc.
                  3)     Dreyfus Appreciation Fund, Inc.
                  4)     Dreyfus Asset Allocation Fund, Inc.
                  5)     Dreyfus Balanced Fund, Inc.
                  6)     Dreyfus BASIC GNMA Fund
                  7)     Dreyfus BASIC Money Market Fund, Inc.
                  8)     Dreyfus BASIC Municipal Fund, Inc.
                  9)     Dreyfus BASIC U.S. Government Money Market Fund
                  10)    Dreyfus California Intermediate Municipal Bond Fund
                  11)    Dreyfus California Tax Exempt Bond Fund, Inc.
                  12)    Dreyfus California Tax Exempt Money Market Fund
                  13)    Dreyfus Cash Management
                  14)    Dreyfus Cash Management Plus, Inc.
                  15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
                  16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
                  17)    Dreyfus Florida Intermediate Municipal Bond Fund
                  18)    Dreyfus Florida Municipal Money Market Fund
                  19)    The Dreyfus Fund Incorporated
                  20)    Dreyfus Global Bond Fund, Inc.
                  21)    Dreyfus Global Growth Fund
                  22)    Dreyfus GNMA Fund, Inc.
                  23)    Dreyfus Government Cash Management
                  24)    Dreyfus Growth and Income Fund, Inc.
                  25)    Dreyfus Growth and Value Funds, Inc.
                  26)    Dreyfus Growth Opportunity Fund, Inc.
                  27)    Dreyfus Income Funds
                  28)    Dreyfus Institutional Money Market Fund
                  29)    Dreyfus Institutional Short Term Treasury Fund
                  30)    Dreyfus Insured Municipal Bond Fund, Inc.
                  31)    Dreyfus Intermediate Municipal Bond Fund, Inc.
                  32)    Dreyfus International Funds, Inc.
                  33)    Dreyfus Investment Grade Bond Funds, Inc.
                  34)    The Dreyfus/Laurel Funds Trust
                  35)    The Dreyfus/Laurel Tax-Free Municipal Funds
                  36)    Dreyfus LifeTime Portfolios, Inc.
                  37)    Dreyfus Liquid Assets, Inc.
                  38)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
                  39)    Dreyfus Massachusetts Municipal Money Market Fund
                  40)    Dreyfus Massachusetts Tax Exempt Bond Fund
                  41)    Dreyfus MidCap Index Fund
                  42)    Dreyfus Money Market Instruments, Inc.
                  43)    Dreyfus Municipal Bond Fund, Inc.
                  44)    Dreyfus Municipal Cash Management Plus
                  45)    Dreyfus Municipal Money Market Fund, Inc.
                  46)    Dreyfus New Jersey Intermediate Municipal Bond Fund
                  47)    Dreyfus New Jersey Municipal Bond Fund, Inc.
                  48)    Dreyfus New Jersey Municipal Money Market Fund, Inc.

                  49) Dreyfus New Leaders Fund, Inc. 50) Dreyfus New York Insured Tax Exempt Bond Fund
                  51)    Dreyfus New York Municipal Cash Management
                  52)    Dreyfus New York Tax Exempt Bond Fund, Inc.
                  53)    Dreyfus New York Tax Exempt Intermediate Bond Fund
                  54)    Dreyfus New York Tax Exempt Money Market Fund
                  55)    Dreyfus 100% U.S. Treasury Intermediate Term Fund
                  56)    Dreyfus 100% U.S. Treasury Long Term Fund
                  57)    Dreyfus 100% U.S. Treasury Money Market Fund
                  58)    Dreyfus 100% U.S. Treasury Short Term Fund
                  59)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
                  60)    Dreyfus Pennsylvania Municipal Money Market Fund
                  61)    Dreyfus S&P 500 Index Fund
                  62)    Dreyfus Short-Intermediate Government Fund
                  63)    Dreyfus Short-Intermediate Municipal Bond Fund
                  64)    The Dreyfus Socially Responsible Growth Fund, Inc.
                  65)    Dreyfus Stock Index Fund, Inc.
                  66)    Dreyfus Tax Exempt Cash Management
                  67)    The Dreyfus Third Century Fund, Inc.
                  68)    Dreyfus Treasury Cash Management
                  69)    Dreyfus Treasury Prime Cash Management
                  70)    Dreyfus Variable Investment Fund
                  71)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
                  72)    General California Municipal Bond Fund, Inc.
                  73)    General California Municipal Money Market Fund
                  74)    General Government Securities Money Market Fund, Inc.
                  75)    General Money Market Fund, Inc.
                  76)    General Municipal Bond Fund, Inc.
                  77)    General Municipal Money Market Fund, Inc.
                  78)    General New York Municipal Bond Fund, Inc.
                  79)    General New York Municipal Money Market Fund
                  80)    Dreyfus Premier Insured Municipal Bond Fund
                  81)    Dreyfus Premier California Municipal Bond Fund
                  82)    Dreyfus Premier Equity Funds, Inc.
                  83)    Dreyfus Premier Global Investing, Inc.
                  84)    Dreyfus Premier GNMA Fund
                  85)    Dreyfus Premier Growth Fund, Inc.
                  86)    Dreyfus Premier Municipal Bond Fund
                  87)    Dreyfus Premier New York Municipal Bond Fund
                  88)    Dreyfus Premier State Municipal Bond Fund
                  89)    Dreyfus Premier Worldwide Growth Fund, Inc.
                  90)    Dreyfus Premier Value Fund


                                                            Positions and
Name and principal            Positions and offices with    offices with
Business Address              The Distributor               Registrant
----------------              ---------------               ----------

Marie E. Connolly+            Director, President, Chief    President and
                              Executive Office and          Treasurer
                               Compliance Officer

Joseph F. Tower, III+         Senior Vice President,        Vice President
                              Treasurer and Chief           and Assistant
                              Financial Officer             Treasurer

John E. Pelletier+            Senior Vice President,        Vice President
                              General Counsel, Secretary    and Secretary
                              and Clerk

Richard W. Ingram+            Executive Vice President      Vice President
                                                            and Secretary

Roy M. Moura+                 First Vice President          None

Elizabeth A. Keeley++         Vice President                Vice President
                                                            and Assistant
                                                            Secretary

Dale F. Lampe+                Vice President                None

Mary A. Nelson+               Vice President                Vice President
                                                            and Assistant
                                                            Treasurer

Paul Prescott+                Vice President                None

Jean M. O'Leary+              Assistant Secretary and       None
                              Assistant Clerk

John W. Gomez+                Director                      None

William J. Nutt+              Director                      None


--------------------

+ Principal business address is One Exchange Place, Boston, Massachusetts 02109. ++ Principal business address is 200 Park Avenue, New York, New York 10166.


Item 30.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------

            1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                  P.O. Box 9671
                  Providence, Rhode Island 02940-9671

            2.    Mellon Bank, N.A.
                  One Mellon Bank Center
                  Pittsburgh, Pennsylvania  15258

            3.    Dreyfus Transfer, Inc.
                  P.O. Box 9671
                  Providence, Rhode Island 02940-9671

            4.    The Dreyfus Corporation
                  200 Park Avenue
                  New York, New York  10166

Item 31.    MANAGEMENT SERVICES
            -------------------

            Not Applicable

Item 32.    UNDERTAKINGS
            ------------

   (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or Board members when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

   (2) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.

   (3) To file a post-effective amendment using financial statements, which need not be certified, within six months from the effective date of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 31st day of October, 1997.

                         THE DREYFUS/LAUREL FUNDS, INC.

                  BY:   /s/ Marie E. Connolly*
                        --------------------------------------
                          Marie E. Connolly, President


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      SIGNATURES                    TITLE                         DATE
      ----------                    -----                         ----


/s/Marie E. Connolly*               President, Treasurer          10/31/97
------------------------
Marie E. Connolly

/s/Francis P. Brennan*              Director,                     10/31/97
________________________            Chairman of the Board
Francis P. Brennan

/s/Ruth Marie Adams*                Director                      10/31/97
------------------------
Ruth Marie Adams

/s/Joseph S. DiMartino*             Director                      10/31/97
------------------------
Joseph S. DiMartino

/s/James M. Fitzgibbons*            Director                      10/31/97
------------------------
James M. Fitzgibbons

/s/Kenneth A. Himmel*               Director                      10/31/97
------------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*             Director                      10/31/97
------------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*                Director                      10/31/97
------------------------
Roslyn M. Watson

/s/J. Tomlinson Fort*               Director                      10/31/97
------------------------
J. Tomlinson Fort

/s/Arthur L. Goeschel*              Director                      10/31/97
------------------------
Arthur L. Goeschel

/s/Arch S. Jeffery*                 Director                      10/31/97
------------------------
Arch S. Jeffery

/s/John Sciullo*                    Director                      10/31/97
------------------------
John Sciullo



*By:  /s/ Elizabeth Keeley
      ------------------------
      Attorney-in-Fact

                                                                  Exhibit 25(a)


                                POWER OF ATTORNEY




      The undersigned hereby constitute and appoint Marie E. Connolly, Mark Karpe, Elizabeth A. Keeley and John E. Pelletier and each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her, and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to the Registration Statement for The Dreyfus/Laurel Funds, Inc. (including post-effective amendments and amendments thereto), and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.







                              /s/ Marie E. Connolly
                              Marie E. Connolly


Dated: September 25, 1997

                                INDEX OF EXHIBITS



EXHIBIT                       DESCRIPTION
-------                       -----------

25(a)                   Power of Attorney of Marie E. Connelly